Classification of Financial Instruments - Schedule of Accounting Classification of Class of Financial Liabilities, Together with their Carrying Values and Market Values (Detail) - GBP (£)
£ in Millions
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial liabilities [line items]
Financial liabilities	£ (1,661)	£ (3,065)
Total market value		(3,026)
Derivative financial liabilities [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(140)	(264)
Total market value		(264)
Trade payables [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(265)	(333)
Total market value		(333)
Trade payables - within liabilities classified as held for sale [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(20)
Liability to purchase own shares [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(151)
Bank loans and overdrafts [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(15)	(39)
Total market value		(39)
Borrowings [member] | In less than one year [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(4)	(5)
Total market value		(5)
Borrowings [member] | More than 12 months past due date [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(1,066)	(2,424)
Total market value		(2,385)
Financial liabilities at fair value derivative held for trading [member] | Financial liabilities at fair value [member]
Disclosure of financial liabilities [line items]
Financial liabilities		(7)
Total market value	(1,665)
Financial liabilities at fair value derivative held for trading [member] | Financial liabilities at fair value [member] | Derivative financial liabilities [member]
Disclosure of financial liabilities [line items]
Financial liabilities		(7)
Total market value	(140)
Financial liabilities at fair value derivative held for trading [member] | Financial liabilities at fair value [member] | Trade payables [member]
Disclosure of financial liabilities [line items]
Total market value	(265)
Financial liabilities at fair value derivative held for trading [member] | Financial liabilities at fair value [member] | Trade payables - within liabilities classified as held for sale [member]
Disclosure of financial liabilities [line items]
Total market value	(20)
Financial liabilities at fair value derivative held for trading [member] | Financial liabilities at fair value [member] | Liability to purchase own shares [member]
Disclosure of financial liabilities [line items]
Total market value	(151)
Financial liabilities at fair value derivative held for trading [member] | Financial liabilities at fair value [member] | Bank loans and overdrafts [member]
Disclosure of financial liabilities [line items]
Total market value	(15)
Financial liabilities at fair value derivative held for trading [member] | Financial liabilities at fair value [member] | Borrowings [member] | In less than one year [member]
Disclosure of financial liabilities [line items]
Total market value	(4)
Financial liabilities at fair value derivative held for trading [member] | Financial liabilities at fair value [member] | Borrowings [member] | More than 12 months past due date [member]
Disclosure of financial liabilities [line items]
Total market value	(1,070)
Financial liabilities derivatives in hedging relationship [member] | Financial liabilities at fair value [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(140)	(257)
Financial liabilities derivatives in hedging relationship [member] | Financial liabilities at fair value [member] | Derivative financial liabilities [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(140)	(257)
Financial liabilities other [member] | Financial liabilities at amortised cost [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(1,521)	(2,801)
Financial liabilities other [member] | Financial liabilities at amortised cost [member] | Trade payables [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(265)	(333)
Financial liabilities other [member] | Financial liabilities at amortised cost [member] | Trade payables - within liabilities classified as held for sale [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(20)
Financial liabilities other [member] | Financial liabilities at amortised cost [member] | Liability to purchase own shares [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(151)
Financial liabilities other [member] | Financial liabilities at amortised cost [member] | Bank loans and overdrafts [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(15)	(39)
Financial liabilities other [member] | Financial liabilities at amortised cost [member] | Borrowings [member] | In less than one year [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(4)	(5)
Financial liabilities other [member] | Financial liabilities at amortised cost [member] | Borrowings [member] | More than 12 months past due date [member]
Disclosure of financial liabilities [line items]
Financial liabilities	£ (1,066)	£ (2,424)